Shareholder's Equity (Details) - USD ($)							12 Months Ended
		Nov. 29, 2024	Jun. 28, 2024	May 28, 2024	Jan. 01, 2024	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Aug. 21, 2024
Stockholder's Equity [Line Items]
Authorized share capital (in Dollars)		$ 2,500,000					$ 500,000
Ordinary shares (in Shares)							500,000,000
Ordinary shares par value		$ 0.000005					$ 0.001
Forward stock split shares (in Shares)		99,500,000,000
Shares issued (in Shares)		500,000,000
Common stock par value	[1]						$ 0.000005	$ 0.000005
Dividend declared per share						$ 1.5
Dividend distributed (in Dollars)								$ 9,737,000
Dividend offset amount (in Dollars)								1,492,000
Offset against amount due from shareholder (in Dollars)								5,000,000
Voting rights per share							one
Mega Origin [Member]
Stockholder's Equity [Line Items]
Common stock par value		$ 0.000005
Shares surrendered (in Shares)		3,167,200
Repayment of loan (in Dollars)					$ 3,245,000
Novel Majestic [Member]
Stockholder's Equity [Line Items]
Common stock par value		$ 0.000005
Shares surrendered (in Shares)		931,000
Cosmic Magnet [Member]
Stockholder's Equity [Line Items]
Common stock par value		$ 0.000005
Shares surrendered (in Shares)		245,000
Dragon Circle [Member]
Stockholder's Equity [Line Items]
Common stock par value		$ 0.000005
Shares surrendered (in Shares)		245,000
Rosywood Holdings [Member]
Stockholder's Equity [Line Items]
Common stock par value		$ 0.000005
Shares surrendered (in Shares)		245,000
Golden Legend [Member]
Stockholder's Equity [Line Items]
Common stock par value		$ 0.000005
Shares surrendered (in Shares)		167,000
Golden Legend [Member]
Stockholder's Equity [Line Items]
Ordinary shares par value		$ 0.000005
Shares percentage		25.00%							3.34%
O2023 A Dividends [Member]
Stockholder's Equity [Line Items]
Dividend declared per share				$ 1
Dividends (in Dollars)								$ 1,500,000
O2023 A Dividends [Member] | Dragon Circle [Member]
Stockholder's Equity [Line Items]
Dividend declared per share								$ 9.737
O2024 A Dividends [Member]
Stockholder's Equity [Line Items]
Dividend declared per share			$ 0.5
Dividends (in Dollars)				$ 1,000,000
O2024 A Dividends [Member] | Mega Origin [Member]
Stockholder's Equity [Line Items]
Dividends (in Dollars)			$ 500,000
Common Stock [Member]
Stockholder's Equity [Line Items]
Common stock par value		$ 0.000005

[1]	Retrospectively restated for the effect of 1:200 forward stock split of our Ordinary Shares and the shares surrendered by our existing shareholders.